FINANCIAL INSTRUMENTS - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / bbl $ / $ $ / shares $ / oz	Dec. 31, 2021 CAD ($) $ / bbl $ / $	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CAD ($) $ / shares $ / oz	Sep. 23, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents and short-term investments	$ 552,500,000		$ 947,500,000
Accounts payable and accrued liabilities	304,400,000		244,700,000
Lease obligations	65,600,000		66,800,000			$ 58,800,000
Borrowings	464,400,000		466,600,000
Carrying amount of long-term debt	$ 450,000,000.0		450,000,000.0
Percentage of reasonably possible decrease	10.00%			10.00%
Percentage of reasonably possible	10.00%			10.00%
Gold floor price, per ounce (in usd per ounce) | $ / oz	1,700			1,700
Gold cap price, per ounce (in usd per ounce) | $ / oz	2,100			2,100
Gold option increase price, per ounce (in usd per ounce) | $ / oz	2,100			2,100
Closing foreign exchange rate (C$ per share) | $ / shares	0.7901			0.7901
Increase in fair value measurement due to reasonably possible increase in unobservable input, recognised in OCI	$ 3,900,000
Decrease in fair value measurement due to reasonably possible decrease in unobservable input, recognised in OCI	3,900,000
Realized hedge losses recognized in profit or loss	5,500,000		0
Hedge ineffectiveness	$ 0		0
Scenario One
Disclosure of detailed information about financial instruments [line items]
Estimated exchange rate used for all years (usd$ per C$) | $ / $	1.30675	1.30675
Currency exchange, cash delivered	$ 7,700,000
Currency exchange, cash received		$ 10,000,000
Scenario Two
Disclosure of detailed information about financial instruments [line items]
Estimated exchange rate used for all years (usd$ per C$) | $ / bbl	1.30675	1.30675
Currency exchange, cash delivered	$ 15,300,000
Currency exchange, cash received		$ 20,000,000
Maximum
Disclosure of detailed information about financial instruments [line items]
Estimated exchange rate used for all years (usd$ per C$) | $ / $	1.30675	1.30675
Credit Facility Due 2024
Disclosure of detailed information about financial instruments [line items]
Borrowing Facilities, Maximum Borrowing Capacity	$ 498,300,000
Equipment loans
Disclosure of detailed information about financial instruments [line items]
Borrowings	18,700,000		28,000,000.0
Carrying amount of long-term debt	18,900,000		28,200,000
5.75% senior notes
Disclosure of detailed information about financial instruments [line items]
Borrowings	445,700,000		438,600,000
Carrying amount of long-term debt	$ 450,000,000.0		450,000,000.0		$ 454,200,000
Extendable Forward contract
Disclosure of detailed information about financial instruments [line items]
Carrying amount of long-term debt				$ 120,000,000
Estimated exchange rate used for all years (usd$ per C$)		1.32
Borrowings, monthly amount				10,000,000
Borrowings, required borrowings				$ 10,000,000
Cost | 7.0% Senior Notes
Disclosure of detailed information about financial instruments [line items]
Carrying amount of long-term debt			438,600,000
Cost | Equipment loans
Disclosure of detailed information about financial instruments [line items]
Carrying amount of long-term debt			$ 28,000,000